Shareholders' equity	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves and Other Equity Interests [Abstract]
Shareholders' equity	Shareholders' equity
Capital stock and contributed surplus
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2022	25,325,894	428,475
Shares acquired for equity incentive plan	(154,131)	(5,252)
Shares issued and released on equity incentive plans	363,352	15,649
Shares acquired and canceled under normal course issuer bid	(126,353)	(4,157)
Shares issued under dividend reinvestment program	1,389	49
At Dec. 31, 2023	25,410,151	434,764
Shares acquired for equity incentive plan	(26,321)	(963)
Shares issued and released on equity incentive plans	479,211	18,348
Shares acquired and canceled under normal course issuer bid	(48,182)	(2,022)
At Dec. 31, 2024	25,814,859	450,127
Contributed surplus consists of stock option expense, earn-out shares expense, equity incentive plans' expense, and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2022	33,716
Released on equity incentive plans	(18,846)
Stock-based compensation	20,411
At Dec. 31, 2023	35,281
Released on equity incentive plans	(16,628)
Stock-based compensation	17,614
At Dec. 31, 2024	36,267
Stock option plan
The Company has an option plan (the "Plan") intended to provide incentives to directors, officers and employees of the Company and its wholly owned subsidiaries. The aggregate number of shares issuable upon the exercise of all options granted under the Plan and under all other stock-based compensation arrangements including the Trust and Equity Incentive Plan ("EIP") cannot exceed 10% of the issued and outstanding shares of the Company as at the date of grant. The options may be granted at a price that is not less than the market price of the Company's common shares at the time of grant. The options typically vest annually over a three-year period and may be exercised during a period not to exceed 10 years from the date of grant.
There were no stock options issued or exercised during the year ended December 31, 2024 (year ended December 31, 2023 - Nil).
For valuing share option grants, the fair value method of accounting is used. The fair value of option grants is determined using the Black-Scholes option-pricing model, which takes into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the share price over the life of the option and other relevant factors. Compensation cost is recognized over the vesting period, assuming an estimated forfeiture rate, with an offset to contributed surplus. When exercised, amounts originally recorded against contributed surplus as well as any consideration paid by the option holder is credited to capital stock.
As at December 31, 2024, there are 12,500 options outstanding (December 31, 2023 - 12,500) with a weighted average exercise price of CAD$27.30 and 1.4 years remaining on their contractual life.
Equity incentive plan
For employees in Canada, the Trust has been established and the Company will fund the Trust with cash, which will be used by the trustee to purchase: (1) on the open market, common shares of the Company that will be held in the Trust until the awards vest and are distributed to eligible members; and (2) from treasury, common shares of the Company that will be held in the Trust until the awards vest and are distributed to eligible employees. For employees in the U.S. under the EIP plan, the Company will allot common shares of the Company as either: (1) restricted stock; (2) unrestricted stock; or (3) restricted stock units ("RSUs"), the resulting common shares of which will be issued from treasury.
There were no RSUs granted during the year ended December 31, 2024 (year ended December 31, 2023 - 63,128).

Number of common shares

Unvested common shares held by the Trust, Dec. 31, 2022	630,431
Acquired	154,131
Released	(331,672)
Unvested common shares held by the Trust, Dec. 31, 2023	452,890
Acquired	26,321
Released	(479,211)
Unvested common shares held by the Trust, Dec. 31, 2024	—
Included in the compensation line of the consolidated statements of operations and comprehensive income is $17.6 million of stock-based compensation for the year ended December 31, 2024 (year ended December 31, 2023 - $20.4 million).
Basic and diluted earnings per share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023

Numerator (in thousands $):
Net income - basic and diluted	49,294	41,799

Denominator (number of shares in thousands):
Weighted average number of common shares	25,858	25,892
Weighted average number of unvested shares in the Trust	(432)	(662)
Weighted average number of common shares - basic	25,426	25,230
Weighted average number of dilutive stock options	13	13
Weighted average number of unvested shares under EIP	437	827
Weighted average number of common shares - diluted	25,876	26,070

Net income per common share
Basic	1.94	1.66
Diluted	1.91	1.60

Capital management
The Company's objectives when managing capital are:
•to meet regulatory requirements and other contractual obligations;
•to safeguard the Company's ability to continue as a going concern so that it can continue to provide returns to shareholders;
•to provide financial flexibility to fund possible acquisitions;
•to provide adequate seed capital for the Company's new product offerings; and
•to provide an adequate return to shareholders through growth in assets under management, growth in management fees, carried interest and performance fees and return on the Company's invested capital that will result in dividend payments to shareholders.
The Company's capital is comprised of equity, including capital stock, contributed surplus, retained earnings (deficit) and accumulated other comprehensive income (loss). SAM is a registrant of the Ontario Securities Commission ("OSC") and the U.S. Securities and Exchange Commission ("SEC") and SGRIL is a member of the Financial Industry Regulatory Authority ("FINRA"). As a result, all of these entities are required to maintain a minimum level of regulatory capital. To ensure compliance, management monitors regulatory and working capital on a regular basis. SAM US and RCIC are also registered with the SEC. As at December 31, 2024 and 2023, all entities were in compliance with their respective capital requirements.